BUSINESS ACQUISITION	12 Months Ended
Feb. 28, 2023
BUSINESS ACQUISITION
BUSINESS ACQUISITION

3.           BUSINESS ACQUISITION

Business acquisitions in fiscal year 2023:

In October 2022, the Group completed an acquisition with total purchase price of $1,848 in cash, which was fully paid by November, 2022. $1,255 out of the purchase price is contingent upon the selling shareholder’s post combination employment, therefore it was considered a compensation to the selling shareholder. The intangible asset identified and goodwill resulting from the acquisition were $91 and $157, respectively. The other net assets acquired from the acquisition are immaterial. Goodwill resulting from the acquisition is not deductible for tax purposes and is recorded as a non-current asset in consolidated balance sheets as of February 28, 2023.

The results of operations for the acquired entity have been included in the Group’s consolidated financial statements from the acquisition date. The pro forma results assuming that the acquisitions occurred as of March 1, 2021 is immaterial for the years ended February 28, 2022 and 2023.

Business acquisitions in fiscal year 2021:

Acquisition of Dada Education Group (“Dada”)

As of February 29, 2020, the Group held 22.7% equity interest in Dada, which was accounted for as available-for-sale investment. Dada is a company providing one-on-one online English learning for children. On April 30, 2020, the Group increased its shareholding to 92.6% with additional cash consideration of $10,437 and obtained control of Dada.

The acquisition was recorded using the acquisition method of accounting. Accordingly, the acquired assets and liabilities were recorded at fair value at the date of acquisition. The acquisition-date fair value of the equity interest held by the Group immediately prior to the acquisition was measured at fair value using the discounted cash flow method and taking into account certain factors including the management projection of discounted future cash flow and an appropriate discount rate. A remeasurement gain of $3,855 was recognized in connection with the acquisition.

3.           BUSINESS ACQUISITION – continued

Business acquisitions in fiscal year 2021 - continued:

The purchase price was allocated as of April 30, 2020, the date of acquisition, as follows:

		Amortization
	US$	period

Cash and cash equivalents	$1,269
Net assets acquired, excluding cash and cash equivalents, intangible assets and related deferred tax liabilities	(172,118)
Intangible assets, net
User base and customer relationships	7,576	2 years
Trade name and domain names	13,452	5 years
Others	3,044	1 year
Goodwill	168,233
Deferred tax liabilities	(6,018)
Noncontrolling interests	(1,146)

Total purchase consideration	$14,292

The purchase price allocation was determined by the Group with the assistance of an independent valuation appraiser. The fair value of the acquired intangible assets was measured by using the “multi-period excess earnings method (MEEM)”, “relief from royalty” and “replacement cost” valuation methods. Goodwill resulted from the acquisition is not deductible for tax purposes, which was primarily attributable to intangible assets that cannot be recognized separately as identifiable assets under GAAP, and comprised (a) the assembled workforce and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

Other acquisition

During the year ended February 28, 2021, the Group made another acquisition with total purchase price of $2,936 in cash. The intangible assets acquired and goodwill resulted from the acquisition were $1,351 and $1,660, respectively. Goodwill resulted from the acquisition is not deductible for tax purposes.

The results of operations for all these acquired entities have been included in the Group’s consolidated financial statements from their respective acquisition dates.

3.           BUSINESS ACQUISITION – continued

Business acquisitions in fiscal year 2021 – continued:

The following summarized unaudited pro forma results of operations for the years ended February 29, 2020 and February 28, 2021 assuming that these acquisitions during the year ended February 28, 2021 occurred as of March 1, 2019. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred as of March 1, 2019, nor is it indicative of future operating results.

	For the years ended
	February 29/28
	2020	2021
	(Unaudited)	(Unaudited)

Pro forma net revenues	$3,376,955	$4,516,022
Pro forma net loss attributable to TAL Education Group	$(173,199)	$(119,780)
Pro forma net loss per share - basic	$(0.87)	$(0.59)
Pro forma net loss per share - diluted	$(0.87)	$(0.59)